INTANGIBLE ASSETS, NET - Schedule of Acquired Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Intangible assets, net:
Intangible assets, net, beginning balance	¥ 323,287
Addition of software	9,873
Decrease from disposal of centers	(4,663)
Amortization expenses	(36,355)	$ (4,981)	¥ (36,705)	¥ (34,495)
Intangible assets, cost	489,476
Less: accumulated amortization	(196,371)
Less: intangible asset impairment	(963)
Intangible assets, net, ending balance	292,142	40,023	323,287
Customer relationship intangibles
Intangible assets, net:
Intangible assets, cost	32,449
Less: accumulated amortization	(31,486)
Less: intangible asset impairment	(963)
Operating lease intangibles
Intangible assets, net:
Intangible assets, cost	418
Less: accumulated amortization	(418)
Operating license intangibles
Intangible assets, net:
Intangible assets, net, beginning balance	192,042
Decrease from disposal of centers	(3,938)
Amortization expenses	(12,546)
Intangible assets, cost	248,440
Less: accumulated amortization	(72,882)
Intangible assets, net, ending balance	175,558	24,051	192,042
Favorable lease intangibles
Intangible assets, net:
Intangible assets, net, beginning balance	13,128
Amortization expenses	(1,565)
Intangible assets, cost	21,010
Less: accumulated amortization	(9,447)
Intangible assets, net, ending balance	11,563	1,584	13,128
Technology
Intangible assets, net:
Intangible assets, net, beginning balance	92,613
Amortization expenses	(13,299)
Intangible assets, cost	132,190
Less: accumulated amortization	(52,876)
Intangible assets, net, ending balance	79,314	10,866	92,613
Others
Intangible assets, net:
Intangible assets, net, beginning balance	25,504
Addition of software	9,873
Decrease from disposal of centers	(725)
Amortization expenses	(8,945)
Intangible assets, cost	54,969
Less: accumulated amortization	(29,262)
Intangible assets, net, ending balance	¥ 25,707	$ 3,522	¥ 25,504